Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
REVENUE
22	REVENUE

	Six Months ended June 30, 2026	Six Months ended June 30, 2025
	US$	US$
Business strategy consultancy	-	8,086,215
Technology development	2,050,000	9,342,691
Interest income	-	1,272,227
Other revenue *	505,411	43,133
Total	2,555,411	18,744,266

	Six Months ended June 30, 2026	Six Months ended June 30, 2025
	US$	US$
Point in time	2,466,170	13,088,131
Over time	89,241	5,656,135
Total	2,555,411	18,744,266

*	Other revenue consists primarily of loan processing fees and management fees.